Operating Revenue (Narrative) (Detail) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Revenues From Contract With Customer [Line Items]
Contract asset balances	$ 34	$ 42
Contract liability balances	127	106
Revenue recognized from contract liability balances	92
Dominion Energy Gas Holdings, LLC
Revenues From Contract With Customer [Line Items]
Contract asset balances	47	58
Contract liability balances	46	49
Revenue recognized from contract liability balances	30
Virginia Electric and Power Company
Revenues From Contract With Customer [Line Items]
Contract liability balances	25	$ 22
Revenue recognized from contract liability balances	$ 22